Interest in Master Trust for Norfolk Southern Corporation Common Stock - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 1,693,997	$ 1,538,120
Net assets	1,708,474	1,552,808
Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	562,243	490,751
Due from brokers for securities sold	35	159
Due to brokers for securities purchased	(34)	(48)
Net assets	562,244	490,862
Master Trust | NS stock
EBP, Master Trust [Line Items]
Total investments at fair value	561,661	488,748
Master Trust | Money market fund
EBP, Master Trust [Line Items]
Total investments at fair value	582	2,003
Plan’s Interest
EBP, Master Trust [Line Items]
Total investments at fair value	307,956	275,126
Due from brokers for securities sold	19	89
Due to brokers for securities purchased	(19)	(27)
Net assets	307,956	275,188
Plan’s Interest | NS stock
EBP, Master Trust [Line Items]
Total investments at fair value	307,637	274,002
Plan’s Interest | Money market fund
EBP, Master Trust [Line Items]
Total investments at fair value	$ 319	$ 1,124